Appendix II: Board and Senior Management Compensation - Narrative (Details)					1 Months Ended		12 Months Ended				36 Months Ended
	Jul. 31, 2021 shares	Apr. 23, 2021 cycle	Jun. 08, 2018 EUR (€) cycle	Jan. 01, 2018 € / shares shares	Jul. 31, 2021 EUR (€) shares	May 31, 2016 EUR (€)	Dec. 31, 2021 EUR (€) shares yr	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Decrease in economic value of shares allocated for the third cycle compared to the first and second plan cycle (in percentage)							50.00%
Performance Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles | cycle		3	3
Maximum number of shares allocated to be delivered (in shares) | shares							1,333,081
Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)			50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)			50.00%
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | shares	1,853,966
Maximum amount of shares an employee is allowed to purchase | €			€ 1,800
PSP - Third Cycle / 2020-2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares							316,762
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%
First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles | cycle			3
Weighted-average payment coefficient (as a percent)											50.00%
No. of shares assigned (shares) | shares				8,466,996
First cycle | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | € / shares				815,000
First cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)								50.00%	50.00%	50.00%
Fair value of shares assigned (EUR per share) | € / shares				€ 6.4631
First cycle | FCF Objective | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				6.1436
First cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				4.516
First cycle | TSR Objective | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 4.4394
Directors | PSP - First Cycle / 2018-2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)							50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)							50.00%
Delivery percent (if within median of performance)							15.00%
Delivery percent (if within third quartile of performance)							50.00%
Proportion of free cash flow generation minimum threshold of compliance (as a percent)							90.00%
Proportion of free cash flow generation minimum compliance (as a percent)							25.00%
Proportion of free cash flow generation maximum threshold of compliance (as a percent)							100.00%
Shares delivered subject to retention period of one year (as a percent)							25.00%
Directors | Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of additional shares received by Executive Directors (in shares) | shares					756
Directors | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)							50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)							40.00%
Delivery percent (free cash flow generation, maximum compliance)							10.00%
Delivery percent (if within median of performance)							15.00%
Delivery percent (if within third quartile of performance)							50.00%
Proportion of free cash flow generation minimum threshold of compliance (as a percent)							90.00%
Proportion of free cash flow generation minimum compliance (as a percent)							20.00%
Proportion of free cash flow generation maximum threshold of compliance (as a percent)							100.00%
Proportion of carbon dioxide emission neutralization minimum threshold of compliance (as a percent)							90.00%
Proportion of carbon dioxide emission neutralization minimum compliance (as a percent)							5.00%
Proportion of carbon dioxide emission neutralization maximum threshold of compliance (as a percent)							100.00%
Number of shares delivered under the plan to the Executive Directors and other Participants (in shares)							100.00%
Holding period for shares delivered under Plan							2 years
Number of years of gross fixed remuneration based on which the Directors need to maintain an amount of shares | yr							2
Required holding period for Executive Directors							3 years
Amount contributed by each executive director to plan | €					€ 1,800
Amount of additional shares received by Executive Directors (in shares) | shares							167
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued fixed compensation | €							€ 6,891,990
In-kind compensation | €							€ 100,233
Senior Management (Excluding Board Directors) | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares							256,246
Senior Management (Excluding Board Directors) | First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)								50.00%
No. of shares assigned (shares) | shares				512,491
Shares entitled (in shares) | shares							220,085
Senior Management (Excluding Board Directors) | First cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 6.1436
Senior Management (Excluding Board Directors) | First cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 4.4394
Mr. Santiago Fernandez Valbuena | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €						€ 921,546
Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							€ 673,085
Mr. José María Álvarez-Pallete López | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares							234,000
Mr. José María Álvarez-Pallete López | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares							1,094,000
Mr. José María Álvarez-Pallete López | Maximum | PSP - Third Cycle / 2020-2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares							267,000
Mr. José María Álvarez-Pallete López | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €							€ 7,659,904
Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							€ 560,000
Mr. Ángel Vilá Boix | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares							173,500
Mr. Ángel Vilá Boix | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares							819,000
Mr. Ángel Vilá Boix | Maximum | PSP - Third Cycle / 2020-2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares							198,000
Mr. Ángel Vilá Boix | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €							€ 5,860,563
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							63,027
Benefits plan | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							540,968
Benefits plan | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							487,840
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							104,313
Pension plans | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							8,000
Pension plans | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions | €							€ 8,000